Investment property	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about investment property [abstract]
Investment property
7.	Investment property

(a)	This caption is made up as follows:

	2021	2020	Acquisition or construction year	Hierarchy level (i)	Valuation methodology (f) 2021 / 2020
	S/(000)	S/(000)
Land
San Isidro – Lima	281,535	241,112	2009	Level 3	Appraisal
San Martín de Porres – Lima	66,408	79,080	2015	Level 3	Appraisal
Nuevo Chimbote	33,863	—	2021	Level 3	Appraisal
Sullana	19,818	17,703	2012	Level 3	Appraisal
Santa Clara – Lima	17,906	14,162	2017	Level 3	Appraisal
Others	9,680	9,161	—	Level 3	Appraisal / Cost

	429,210	361,218

Completed investment property - “Real Plaza” Shopping Malls
Talara	32,554	34,982	2015	Level 3	DCF

	32,554	34,982

Buildings
Orquídeas - San Isidro – Lima (d)	153,452	158,825	2017	Level 3	DCF
Piura (d)	116,595	107,992	2008/2020	Level 3	DCF/Appraisal
Ate Vitarte – Lima	116,432	109,980	2006	Level 3	DCF/Appraisal
Paseo del Bosque (d)	105,398	—	2021	Level 3	DCF
Chorrillos – Lima (d)	67,043	67,424	2017	Level 3	DCF
Chimbote (d)	44,212	42,805	2015	Level 3	DCF
Maestro – Huancayo	31,965	32,395	2017	Level 3	DCF
Cusco	30,852	31,586	2017	Level 3	DCF
Panorama - Lima	20,509	20,449	2016	Level 3	DCF
Pardo y Aliaga – Lima, Note 3.4(o)	19,569	21,285	2008	Level 3	DCF
Trujillo	17,681	18,111	2016	Level 3	DCF
Cercado de Lima – Lima	16,025	14,697	2017	Level 3	DCF
Others (e) and Note 3.4(o)	22,957	22,229	—	Level 3	DCF

	762,690	647,778

Total	1,224,454	1,043,978

DCF: Discounted cash flow

(i)	During 2021 and 2020, there were no transfers between levels of hierarchy, see Note 3.4(z)
(ii)	As of December 31, 2021 and 2020, there are no liens on investment property.
(b)	The net gain on investment properties as of December 31, 2021, 2020 and 2019, consists of the following:

	2021	2020	2019
	S/(000)	S/(000)	S/(000)
Income from rental of investment property	57,430	39,491	48,839
Gain on valuation of investment property	21,969	5,438	54,493
Loss on sale of investment property (e)	—	—	(7,164)

Total	79,399	44,929	96,168

(c)	The movement of investment property for the years ended December 31, 2021, 2020 and 2019, is as follows:

	2021	2020	2019
	S/(000)	S/(000)	S/(000)
Beginning of year balances	1,043,978	972,096	986,538
Additions (d)	156,892	61,243	60,865
Sales (e)	—	—	(129,800)
Valuation gain	21,969	5,438	54,493
Net transfers, Note 3.4(o)	1,615	5,201	—

End of year balances	1,224,454	1,043,978	972,096

(d)	During 2021, it mainly corresponds to the purchase of the “Paseo del Bosque” building, which was purchased from a third party.
During 2020, it mainly corresponds to outlays related to the purchase of the “Piura” building, which was purchased from a related entity.
During 2019, main additions are outlays related to the construction of the “Chimbote” and “Chorrillos” educational centers.

(e)
During 2019, Interseguro sold to related entities, in cash and at market value, two land lots located in Lima. Likewise, it sold to third parties, in cash and at market value, an educational center and offices located in Lima. For these sales, the Group reported a net loss of about S/7,164,000.

(f)	Fair value measurement – Investment property and investment property under construction
Valuation techniques -
The discounted cash flow (henceforth “DCF”) method is used for completed shopping malls, buildings and investment property built on land leases and own lands.

This method involves the projection of a series of periodic cash flows at present value through a discount rate. The periodic calculation of the cash flows is normally determined as rental income net of operating expenses. The series of periodic net operating income, together with an estimation of the terminal value (which uses the traditional valuation method) at the end of the projection period, is discounted at present value. The sum of the net current values is equal to the investment property’s fair value.
The fair value of land is determined based on the value assigned by an external appraiser. The external appraiser uses the market comparable method, under this method a property’s fair value is estimated based on comparable transactions. The unit of comparison applied by the Group is the price per square meter. Following are the minimum ranges, maximum ranges and the average price for the land, before any adjustment:

	Minimum range	Maximum range	Average
	US$ per m2	US$ per m2	US$ per m2
San Isidro – Lima	7,047	8,800	7,952
San Martin de Porres – Lima	1,800	2,000	1,850
Piura	407	550	489
Ate Vitarte - Lima	800	1,393	1,069
Others	204	302	244
Main assumptions
Below is a brief description of the assumptions considered in the determination of cash flows as of December 31, 2021 and 2020:

•	ERV (Estimated Rental Value) -
Corresponds to the Estimated Rental Value, that is, the amount for which the space could be rented under the market conditions prevailing at the valuation date.

•	Long-term inflation -
It is the increase of the general level of prices expected in Peru for the long term.

•	Long-term occupancy rate -
It is the expected occupancy level of lessees in the leased properties.

•	Average growth rate of rental income -
It is the rate that expresses the rental income growth and includes growth factors of the industry, inflation rates, stable exchange rate, per capita income and increasing expenses.

•	Average Net Operating Income (NOI) margin -
It is projected from the rental income from leasable areas, by property and marketing income, minus costs related to administration fees, other administrative expenses, insurance, taxes and other expenses.

•	Discount rate -
It reflects the current market risk and the uncertainty associated to obtaining cash flows.

The main assumptions used in the valuation and estimation of the market value of investment property are detailed below:

	US$ / Percentage
	2021		2020
Average ERV	US$	99.0	US$	82.3
Long-term inflation		2.6%		2.2%
Long-term occupancy rate		98.4%		98.7%
Average growth rate of rental income		2.6%		2.4%
Average NOI margin		93.4%		92.0%
Discount rate		9.3%		8.7%
Sensitivity analysis -
The sensitivity analysis on the valuation of investment property, against changes in factors deemed relevant by Management, is presented below:

		2021	2020
		S/(000)	S/(000)
Average growth rate of rental income (basis) -
Increase	+0.25%	15,291	15,735
Decrease	-0.25%	(14,733)	(15,154)
Long-term inflation (basis) -
Increase	+0.25%	17,592	18,529
Decrease	-0.25%	(16,908)	(17,125)
Discount rate (basis) -
Increase	+0.5%	(48,381)	(44,597)
Decrease	-0.5%	55,881	52,029
Likewise, a significant increase (decrease) in the price per square meter of the land lots could result in a significantly higher (lower) fair value measurement.

(g)	The nominal amounts of the future minimum fixed rental income of the Group’s investment property (operating leases) are as follows:

Year	2021	2020
	S/(000)	S/(000)
Within 1 year	62,880	38,264
After 1 year but not more than 5 years	231,768	175,967
Over 5 years	834,997	840,000

Total	1,129,645	1,054,231

The minimum rental income is computed considering a period between 20 and 25 years.